Income Tax Expense	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income Abstract [Abstract]
Disclosure Of Income Tax Explanatory

34. Income Tax Expense

34.1 Details of income tax expense for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Tax payable
Current tax expense	￦	1,096,600	￦	1,043,047	￦	1,099,171
Adjustments of tax of prior years recognized in current tax		22,925		(51,130)		(13,434)

		1,119,525		991,917		1,085,737

Changes in deferred income tax assets (liabilities)*		114,345		285,820		323,032

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		52,377		21,172		3,792
Exchange differences on translating foreign operations		(13,087)		(5,714)		14,988
Net gains or losses on financial instruments at fair value through other comprehensive income		(33,329)		(13,168)		(88,907)
Shares of other comprehensive income or loss of associates and joint ventures		1,374		(3,147)		2,976
Gains or losses on cash flow hedging instruments		400		10,537		7,580
Gains or losses on hedging instruments of net investments in foreign operations		10,292		3,194		(24,500)
Other comprehensive income or loss arising from separate account		(10,864)		(1,301)		3,671
Fair value changes on financial liabilities designated at fair value due to own credit risk		(563)		4,294		(3,350)
Net gains or losses on overlay approach adjustment		(884)		(72,817)		(61,637)
Consideration for exchangeable rights		—		—		(4,526)

		5,716		(56,950)		(149,913)

Others		—		—		495

Income tax expense	￦	1,239,586	￦	1,220,787	￦	1,259,351

*	Effect of business combination is excluded.

34.2 Analysis of the net profit before income tax and income tax expense for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018			2019			2020
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
	(In millions of Korean won)
Profit before tax		￦	4,301,532		￦	4,533,986		￦	4,761,632
Tax at the applicable tax rate*	27.26		1,172,559	27.27		1,236,484	27.28		1,299,087
Non-taxable income	(0.28)		(11,888)	(0.52)		(23,601)	(1.55)		(73,855)
Non-deductible expense	0.64		27,551	0.42		19,086	0.35		16,541
Tax credit and tax exemption	(0.01)		(637)	(0.01)		(627)	(0.08)		(4,016)
Temporary difference for which no deferred tax is recognized	0.29		12,260	(0.11)		(4,860)	0.47		22,189
Changes in recognition and measurement of deferred tax	(0.06)		(2,692)	—		(100)	0.24		11,616
Income tax refund for tax of prior years	(0.19)		(8,135)	(0.20)		(9,105)	(0.46)		(22,139)
Income tax expense of overseas branch	0.09		3,882	0.11		5,004	0.23		10,739
Effects from change in tax rate	(0.03)		(1,470)	—		—	—		—
Others	1.12		48,156	(0.03)		(1,494)	(0.02)		(811)

Average effective tax rate and tax expense	28.82	￦	1,239,586	26.93	￦	1,220,787	26.45	￦	1,259,351

*

Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.